Summary of Significant Accounting Policies - Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Cash	$ 8,790,540	$ 20,825,860	$ 828,016